Disclosure of employee benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Cost recoveries from associates	$ (4,125)	$ (3,039)
Employee benefit expenses	22,432	15,295
Employee benefit expenses [Member]
Statement [Line Items]
Salaries and wages	15,501	10,491
Share-based compensation	10,524	7,380
Cost recoveries from associates	(3,593)	(2,576)
Employee benefit expenses	$ 22,432	$ 15,295